ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	June 30,	December 31,
	2026	2025
Accounts receivable	$2,707,345	2,482,280
Less: allowance for credit losses	(1,678,235)	(1,491,367)
Accounts receivable, net	$1,029,110	990,913

SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE

The movement of the allowance for credit losses was as follows:

	June 30,	December 31,
	2026	2025
Balance as of the beginning of period/year	$1,491,367	1,428,805
Additions charged to bad debt expense	139,561	-
Translation adjustments	47,307	62,562
Balance as of the end of period/year	$1,678,235	1,491,367